Summary of Significant Accounting Policies (Details Narrative) - USD ($)	6 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Product Information [Line Items]
Cash equivalents	$ 0	$ 0	$ 0
Unrecognized tax benefits	0	0	0
Accrued interest and penalties	0	0	0
FDIC insure limits	$ 250,000	$ 250,000	$ 250,000
Temporary Equity, Shares At Redemption	27,600,000	27,600,000	27,600,000
Southland Holdings Llc [Member]
Product Information [Line Items]
Unrecognized tax benefits	$ 2,708		$ 2,708
Net asset of foreign operations, percentage	18.00%		18.00%	9.00%
Concentration Risk, percentage			18.00%	17.00%	4.00%
Mobilization and costs to insure contracts			$ 18,900,000	$ 17,200,000	$ 25,600,000
Outstanding retainage receivables net	$ 57,500,000		57,500,000
Allowance for doubtful accounts	3,000,000.0		3,000,000.0	3,000,000.0
Inventory	10,400,000		10,400,000	10,200,000
Amortization expense			1,800,000	900,000	$ 0
Compensation, general liability, and auto insurance	300,000		300,000
Insurance claim	2,000,000.0		2,000,000.0
Self insurance reserves	12,100,000		12,100,000	13,200,000
Accrued interest and penalties liability	$ 0		$ 0	$ 0
Southland Holdings Llc [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member] | Five Customers [Member]
Product Information [Line Items]
Concentration Risk, percentage			42.00%	40.00%
Southland Holdings Llc [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Product Information [Line Items]
Concentration Risk, percentage			14.00%
Southland Holdings Llc [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Five Customers [Member]
Product Information [Line Items]
Concentration Risk, percentage			9.00%	4.00%	4.00%
Southland Holdings Llc [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Five Customers [Member] | TEXAS
Product Information [Line Items]
Concentration Risk, percentage			26.90%	37.70%	29.70%
Southland Holdings Llc [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Five Customers [Member] | FLORIDA
Product Information [Line Items]
Concentration Risk, percentage			18.10%	10.80%	22.00%
Private Placement [Member]
Product Information [Line Items]
Warrants sold	27,600,000	14,385,000